Significant Accounting Policies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Significant Accounting Policies (Details) [Line Items]
Inventory write-off	$ 407,000	$ 316,000
Impairment loss related to intangible assets		517,000
Impairment loss goodwill	471,000
Severance expenses	$ 267,000	379,000	$ 315,000
Tex benefit percentage	50.00%
Allowance for doubtful accounts	$ 21,000	$ 16,000	$ 1,000
Anti-dilutive (in Shares)	40,000,479		413,373
Fair value of goodwill	$ 4,670,000
Investment Company, Incentive Fee to Average Net Assets	75.00%
Fair value assets percentage	90.00%
RFID Division [Member]
Significant Accounting Policies (Details) [Line Items]
Impairment loss	$ 4,700
Goodwill impairment loss	$ 471,000